Repurchase of Shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008 program
Number of share repurchase programs approved			2
Repurchase of shares	$ 20,071,589	$ 1,874,085
Excess of purchase price over par value	20,069,191	1,873,808
ADS
Period within which the entity is authorized to repurchase shares (in years)	1		1
Aggregate value of shares authorized to be repurchased	50,000,000		40,000,000
Repurchase of shares	2,399,000	277,174
Repurchase of shares	2,398	277
ADS | CRIC
Period within which the entity is authorized to repurchase shares (in years)	1
Aggregate value of shares authorized to be repurchased	50,000,000
Repurchase of shares	4,206,600
Repurchase of shares	29,862,792
Additional Paid-in Capital
Repurchase of shares	8,915,855	1,048,703
Additional Paid-in Capital | CRIC
Excess of purchase price over par value	120,820
Retained earnings
Repurchase of shares	11,153,336	825,105
Retained earnings | CRIC
Excess of purchase price over par value	166,092
Non-controlling Interest | CRIC
Excess of purchase price over par value	$ 29,575,880